Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of provisions

	As at June 30
(US dollars in thousands)	2024	2023	2022
Current provisions
Employee entitlements	11	502	635
Fiscal	2,038	1,174	-
Litigation	181	-	-
Warranty	-	102	116
Remediation	-	-	353
Total current provisions	2,230	1,778	1,104

Non-current provisions
Employee entitlements	13	76	57
Litigation	44	-	-
Total non-current provisions	57	76	57

Total provisions	2,287	1,854	1,162

Schedule of other provisions

(US dollars in thousands)	Employee Entitlements	Remediation	Fiscal	Litigation	Warranty	Total
At June 30, 2022	692	353	-	-	116	1,161
Foreign exchange	(27)	8	-	-	(4)	(23)
Additional provisions	-	-	1,174	-	-	1,174
Reverse unused provisions	(1)	(361)	-	-	(10)	(372)
Provisions utilized	(86)	-	-	-	-	(86)
At June 30, 2023	578	-	1,174	-	102	1,854
Foreign exchange	4	-	-	-	1	5
Additional provisions	63	-	864	225	-	1,152
Disposals and transfers to AHFS	(621)	-	-	-	(103)	(724)
At June 30, 2024	24	-	2,038	225	-	2,287